Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of Transactions Between Related Parties

Related Party	Relationship with Gogoro
Nan Shan General Insurance Co., Ltd.	Related party in substance
Nan Shan Life Insurance Co., Ltd.	Related party in substance
Gold Sino Assets Limited	Major shareholder
Gogoro Philippines Inc.	Associate
Compensation of key management personnel

	For the Year Ended December 31
	2024	2023	2022
Share-based payments	$3,309	$11,438	$13,507
Short-term employee benefits	2,264	2,943	2,625
Post-employment benefits	13	17	14
	$5,586	$14,398	$16,146